Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity (Deficit)

F. Stockholders’ Equity (Deficit)

Common Stock

In October 2013 and November 2013, FRI sold 854,367 shares of its common stock in a private placement to 35 accredited investors resulting in gross proceeds of $5,126,202. The offering was exempt from registration under the Securities Act in reliance on exemptions provided by Section 4(2) and Regulation D of that act. Wunderlich Securities, Inc. and Colorado Financial Service Corporation, each a broker-dealer and member of FINRA, served as placement agents. FRI paid Wunderlich Securities, Inc. a cash commission of $133,543 and an expense allowance in connection with due diligence and related activities of $8,186. FRI paid Colorado Financial Service Corporation a cash commission of $187,000 and an expense allowance of $11,688. FRI paid William K. Nasser, an advisor to an investor who purchased shares in the private placement, a cash advisory/due diligence fee of $49,800. FRI additionally paid legal costs associated with this offering of $42,874. These shares of common stock were exchanged for shares of Eco-Stim’s common stock in the Merger. See “Note C-Reverse Merger” for more information. The proceeds were used for working capital and the acquisition of equipment as further described in Note J-Related Party Transactions. At December 31, 2013 and 2012 the Company had authorized 200,000,000 and 100,000,000 shares of common stock respectively.

Preferred Stock

At December 31, 2012, the Company had 1,050,000 shares of preferred stock outstanding. As result of the Merger, the outstanding preferred stock was converted to 1,050,000 shares of common stock at a Conversion Price of approximately $3.33 per share for a total value of approximately $3.5 million. See “Note C-Reverse Merger” for additional information.

At December 31, 2013 the Company had authorized 50,000,000 shares of preferred stock, of which there were 0 shares of preferred stock outstanding. At December 31, 2012, the Company had authorized 1,050,000 shares of Series A Preferred Stock and 48,950,000 shares of Series B Preferred Stock. At December 31, 2012, there were 1,050,000 and 0 shares of Series A and B Preferred Stock outstanding respectively.

Warrants

In the fourth quarter of 2013, the Company executed a sale-leaseback transaction with a related party that included an inducement payment of 100,000 common stock warrants. The exercise price per share of the common stock under the agreement is $7.00. The agreement expires five years after the date of issuance. The warrants can be exercised on a one for one basis starting July 1, 2014. See “Note J—Related Party Transactions” for additional information.